Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	SCHRODER GLOBAL SERIES TRUST
Central Index Key	0001236572
Amendment Flag	false
Document Creation Date	May 31, 2013
Document Effective Date	Jun. 01, 2013
Prospectus Date	Jun. 01, 2013
Schroder Global Multi-Cap Equity Fund | Schroder Global Multi-Cap Equity Fund-Institutional Class
Risk/Return:
Trading Symbol	SQQIX
Schroder Global Multi-Cap Equity Fund | Schroder Global Multi-Cap Equity Fund-Institutional Service Shares
Risk/Return:
Trading Symbol	SQQJX